STOCKHOLDERS' EQUITY (Details) shares in Thousands	Oct. 31, 2013	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Preferred Stock
Preferred stock, shares authorized		5,000	5,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Reverse stock split
Reverse stock split ratio by the parent company	0.14